Capital Reorganization - Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired (Parentheticals) (Details)	Dec. 31, 2025 shares
Class A ordinary shares [Member]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Ordinary shares (in Shares)	10,092,134	[1]
Class B ordinary shares [Member]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Ordinary shares (in Shares)	14,874,838

[1]	Concurrently with the execution of the Initial Merger, the Company, Bridgetown, Bridgetown’s sponsor and CGCL entered into a working capital loan capitalization agreement (the “Working Capital Loan Capitalization Agreement”). Included in the 10,092,134 Class A Ordinary Shares of the Company issued to Bridgetown’s sponsor were 451,839 shares issued pursuant to the Working Capital Loan Capitalization Agreement to settle an aggregate of US$4,518,390 of working capital loans from Bridgetown’s sponsors to Bridgetown.